ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ORGANIZATION AND NATURE OF BUSINESS
NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Success Entertainment Group International, Inc. (“the Company”, ”we”, ”us”, or “our”) was incorporated in the State of Nevada on January 30, 2013 under the name Altimo Group Corp and its initial business plan was to place and operate frozen yogurt making machines.

Effective July 14, 2014, there was a change in control of the Company.

In accordance with the terms and provisions of a stock purchase agreement dated May 5, 2014 (the "Stock Purchase Agreement") by and among Marek Tomaszewski, the seller of an aggregate of 8,000,000 shares of common stock of the Company (the "Control Block Seller"), and Success Holding Group Corp. USA, a Nevada corporation (the "Control Block Purchaser"), the Control Block Purchaser purchased from the Control Block Shareholders all of the 8,000,000 shares of common stock held of record.

In accordance with the terms and provisions of the Stock Purchase Agreement, the Company accepted the resignations of its sole officer and director, Marek Tomaszewski as President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer effective July 14, 2014. Simultaneously, the Board of Directors appointed the following individuals: (i) Steve Chen as a member of the Board of Directors and the Chief Executive Officer; and (ii) Brian Kistler as a member of the Board of Directors and the President, Secretary, Treasurer and Chief Financial Officer.

Effective July 14, 2014, our Board of Directors and majority shareholders approved an amendment to our articles of incorporation to change our name to "Success Entertainment Group International Inc." (the “Name Change Amendment”). The Name Change Amendment was approved by our Board of Directors to better reflect the new nature of our business operations. The Name Change Amendment was filed with the Secretary of State of Nevada on August 22, 2014 changing our name to "Success Entertainment Group International Inc."

Effective on July 15, 2014, the Board of Directors of Altimo Group Corp authorized and approved the execution of that certain general release and waiver of debt agreement (the "Release Agreement") with Marek Tomaszekwsi, the Company's prior President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer (the "Creditor"), pursuant to which the Creditor agreed to waive and release the debt due and owing to it in the aggregate amount of $5,100 (the "Released Debt"). In accordance with the terms and provisions of the Release Agreement, the Creditor agreed to release, acquit, covenant not to sue and specifically release and waive any claims or rights it may have under common law and statutory law relating to the Released Debt.

Effective July 15, 2014, pursuant to the change in ownership described above, the focus and direction of the Company will now be the production and development of internet movies and training films.

On December 1, 2014 the Board of Directors of the Company authorized an amendment to its Bylaws to change the Company’s fiscal year end From March 31 to December 31.

On December 2, 2014, our Board of Directors accepted the resignation of Steve Chen as the Chief Executive Officer and appointed Chris (Chi Jui) Hong as the Chief Executive Officer and a member of the Board of Directors. Following this appointment, our Board of Directors consists of three members: (i) Steve Andrew Chen; (ii) Brian Kistler; and (iii) Chris (Chi Jui) Hong.

On November 19, 2015, the Company acquired 100% shares of Double Growth Investment Ltd. On December 9, 2015, the Company acquired 100% shares of Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited. All these subsidiaries were registered in Republic of Seychelles. The Company made these acquisitions for future investment purpose. In 2016, the Company discontinued Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited by non-payment of the annual renewal fee.

On December 14, 2017, the Company acquired 100% shares of Success Events (Hong Kong) Limited, a company registered in Hong Kong Special Administrative Region. Success Events (Hong Kong) Limited holds 60% shares of Shenzhen Internet Media Co., Ltd. and 100% shares of Distribution Network Inc. Shenzhen Internet Media Co., Ltd was registered in China. Distribution Network Inc. was registered in Seychelles and its main business is holding seminar in Great China Area.

On February 28, 2018, Success Events (Hong Kong) Limited transferred 60% shares of Shenzhen Internet Media Co., Ltd. to a company in China. Shenzhen Internet Media Co., Ltd. is no longer a subsidiary of the Company.

On May 30, 2018, Success Events (Hong Kong) Limited acquire 100% shares of Success Win (Shanghai) Co., Ltd.

On February 27, 2019, SEGN Taiwan Limited was incorporated in Taiwan and the Company holds 100% of its shares.

On April 3, 2020, the Company entered into an agreement to acquired Renavotio Infratech, Inc., a new business plan was adopted consisting upon: Utility Management, Underground infrastructure installation including fiber optic, 5 G,, Medical Infrastructure including Personal protection equipment sales and production. As of June 30, 2020, the closing of this acquisition has not been finished.

On April 3, 2020, our Board of Directors accepted the resignation of Steve Chen as the Chairman, the resignation of Chris (Chi Jui) Hong as the Chief Executive Officer and a member of the Board of Directors and the resignation of Brian Kistler as President. Following this appointment, our Board of Directors consists of three members: (i) William Robinson as Chairman, CEO, President;(ii) Steve Andrew Chen as CFO; and (iii) Brian Kistler.

On July 15, 2020, the Company entered into an agreement to purchase Utility Management Corp. (“UMC”), a Delaware company, and its two (“2”) key subsidiaries, each of which, an Oklahoma limited liability company, Utility Management & Construction, LLC (“UMCCO”) and Cross-Bo Construction, LLC (“Cross-Bo”).

The purchase price of Four Million Five Hundred Thousand US Dollars, ($4,500,000.00) was paid as follows: (i) an initial amount of Three Hundred and Fifty-four Thousand US Dollars ($354,000.00) was paid in cash and notes; (ii) RII assumed Two Million Eight Hundred and Forty Six Thousand US Dollars ($2,846,000.00) in UMC debt; and (iii) One Million Three Hundred Thousand Dollars, ($1,300,000.00) worth of Success Entertainment Group International, Inc., (“SEGN”) common stock was issued at $.07 a share, equivalent to 18,571,428 restricted SEGN shares.

On July 29, 2020, we filed an application with FINRA for a name change to Renavotio, Inc. (“RI”) and a new trading symbol, which application is still pending, to be better illustrate its current business operations and to highlight the newly-configured Company.

On August 6, 2020 the company entered into a Letter of Intent (“LOI”) to acquire the medical infrastructure company PPE Solutions Group, LLC (“PPE”), a Wyoming limited liability company based in New Jersey.

The LOI provides for RI to exchange SEGN common stock for 100% of the Equity Interests of PPE for an aggregate purchase price of Two Million U.S. Dollars, ($2,000,000.00), calculated by issuing an equivalent amount of SEGN shares based on the stock’s closing price on the date of the acquisition. The purchase price is subject to an adjustment based on RI’s due diligence review, any third party valuation reports of the Company that the Buyer may obtain, and any adjustment terms set forth in the Definitive Agreement with the intent to operate the Company as a wholly-owned subsidiary.

Success Entertainment Group International, Inc. (“the Company”, ”we”, ”us”, or “our”) was incorporated in the State of Nevada on January 30, 2013 under the name Altimo Group Corp and its initial business plan was to place and operate frozen yogurt making machines.

Effective July 14, 2014, there was a change in control of the Company.

In accordance with the terms and provisions of a stock purchase agreement dated May 5, 2014 (the "Stock Purchase Agreement") by and among Marek Tomaszewski, the seller of an aggregate of 8,000,000 shares of common stock of the Company (the "Control Block Seller"), and Success Holding Group Corp. USA, a Nevada corporation (the "Control Block Purchaser"), the Control Block Purchaser purchased from the Control Block Shareholders all of the 8,000,000 shares of common stock held of record.

In accordance with the terms and provisions of the Stock Purchase Agreement, the Company accepted the resignations of its sole officer and director, Marek Tomaszewski as President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer effective July 14, 2014. Simultaneously, the Board of Directors appointed the following individuals: (i) Steve Chen as a member of the Board of Directors and the Chief Executive Officer; and (ii) Brian Kistler as a member of the Board of Directors and the President, Secretary, Treasurer and Chief

Financial Officer.

Effective July 14, 2014, our Board of Directors and majority shareholders approved an amendment to our articles of incorporation to change our name to "Success Entertainment Group International Inc." (the “Name Change Amendment”). The Name Change Amendment was approved by our Board of Directors to better reflect the new nature of our business operations. The Name Change Amendment was filed with the Secretary of State of Nevada on August 22, 2014 changing our name to "Success Entertainment Group International Inc."

Effective on July 15, 2014, the Board of Directors of Altimo Group Corp authorized and approved the execution of that certain general release and waiver of debt agreement (the "Release Agreement") with Marek Tomaszekwsi, the Company's prior President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer (the "Creditor"), pursuant to which the Creditor agreed to waive and release the debt due and owing to it in the aggregate amount of $5,100 (the "Released Debt"). In accordance with the terms and provisions of the Release Agreement, the Creditor agreed to release, acquit, covenant not to sue and specifically release and waive any claims or rights it may have under common law and statutory law relating to the Released Debt.

Effective July 15, 2014, pursuant to the change in ownership described above, the focus and direction of the Company will now be the production and development of internet movies and training films.

On December 1, 2014, the Board of Directors of the Company authorized an amendment to its Bylaws to change the Company’s fiscal year end From March 31 to December 31.

On December 2, 2014, our Board of Directors accepted the resignation of Steve Chen as the Chief Executive Officer and appointed Chris (Chi Jui) Hong as the Chief Executive Officer and a member of the Board of Directors. Following this appointment, our Board of Directors consists of three members: (i) Steve Andrew Chen; (ii) Brian Kistler; and (iii) Chris (Chi Jui) Hong.

On November 19, 2015, the Company acquired 100% shares of Double Growth Investment Ltd. On December 9, 2015, the Company acquired 100% shares of Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited. All these subsidiaries were registered in Republic of Seychelles. The Company made these acquisitions for future investment purpose. In 2016, the Company discontinued Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited by non-payment of the annual renewal fee.

On December 14, 2017, the Company acquired 100% shares of Success Events (Hong Kong) Limited, a company registered in Hong Kong Special Administrative Region. Success Events (Hong Kong) Limited holds 60% shares of Shenzhen Internet Media Co., Ltd. and 100% shares of Distribution Network Inc. Shenzhen Internet Media Co., Ltd was registered in China. Distribution Network Inc. was registered in Seychelles and its main business is holding seminar in Great China Area.

On February 28, 2018, Success Events (Hong Kong) Limited transferred 60% shares of Shenzhen Internet Media Co., Ltd. to a company in China. Shenzhen Internet Media Co., Ltd. is no longer a subsidiary of the Company.

On May 30, 2018, Success Events (Hong Kong) Limited acquire 100% shares of Success Win (Shanghai) Co., Ltd.